Legal proceedings and regulatory matters (Details) £ in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 29, 2024 GBP (£)	Dec. 31, 2016	Dec. 31, 2024 GBP (£) bank action plaintiff	Dec. 31, 2024 USD ($) bank action	Dec. 31, 2024 CAD ($) bank action	Dec. 31, 2023 GBP (£)	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | £			£ 22,358			£ 22,217
Madoff Securities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 543
Fairfield
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				382
Herald Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				5,600
Alpha Prime Fund Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				1,160
Senator Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				625
Estimated financial effect of contingent liabilities, money damages				$ 188
Ontario and Quebec Superior Courts
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					$ 1,000
Number of hearings | action			2
Punitive damages					$ 250
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | plaintiff			5
Number of US dollar libor-related actions seeking damages | action			2	2	2
Gilts trading investigation
Disclosure of contingent liabilities [line items]
Number of other banks party to investigation | bank			4	4	4
Legal proceedings contingent liability | Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period		1 month
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation							$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation							$ 4,000
HSBC Holdings | Anti-money laundering and sanctions-related matters | New York
Disclosure of contingent liabilities [line items]
Number of hearings | action			7
Claims dismissed | action			3
Number of pending claims at an early stage | action			4
HSBC Holdings and HSBC Bank plc | Foreign exchange-related investigations and litigation
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought | £	£ 3,000
Cash and Securities | Herald Fund SPC
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				$ 2,500